Income Taxes (Deferred Income Tax Asset and Liability) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax liabilities relating to:
Differences between book and tax basis of property	$ (1,050.9)	$ (982.6)
Difference between book and tax basis of intangible assets	(713.4)	(704.8)
Basis difference due to redemption of partnership interests	(128.9)	(129.1)
Total liabilities	(1,893.2)	(1,816.5)
Deferred tax assets relating to:
Environmental reserves	461.7	438.6
Accruals not currently deductible	210.8	207.9
Net operating loss carryforwards	103.5	124.9
Difference between book and tax basis of other assets	71.3	113.0
Deferred taxes on uncertain tax positions	9.8	14.7
Other	5.0	0.4
Total assets	862.1	899.5
Valuation allowance	(63.7)	(73.9)
Net deferred tax asset	798.4	825.6
Net deferred tax liabilities	$ (1,094.8)	$ (990.9)